Intangibles (Maintenance rights and lease premium, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 3,292,007	$ 642,825
Lease premium, net	1,152,513	7,089
Maintenance rights and lease premium, net	$ 4,444,520	$ 649,914